Derivative Instruments - Additional Information (Detail)	6 Months Ended								3 Months Ended		6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	Jun. 30, 2014 Norwegian Kroner denominated bonds due September 2018 [Member] NOK	Sep. 30, 2013 Norwegian Kroner denominated bonds due September 2018 [Member] NOK	Jun. 30, 2014 Toledo Spirit time-charter derivative [Member] USD ($)	Dec. 31, 2013 Toledo Spirit time-charter derivative [Member] USD ($)	Jun. 30, 2014 Cross currency swap agreements [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] USD ($)	Jun. 30, 2014 Cross currency swap agreements [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreements [Member] USD ($)
Derivative [Line Items]
Senior unsecured bond issued			700,000,000	700,000,000	900,000,000	900,000,000
Fair Value /Carrying Amount of Assets	121,300,000
Fair Value /Carrying Amount of Liability	208,700,000
Derivative fair value assets, net							1,600,000	6,300,000
Unrealized losses on derivatives	66,000	5,993,000							(7,700,000)	(2,700,000)	(3,800,000)	(8,900,000)
Realized losses on derivatives									$ (300,000)	$ (100,000)	$ (600,000)